Cover	Nov. 07, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 07, 2023
Entity Registrant Name	KLAVIYO, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41806
Entity Tax Identification Number	46-0989964
Entity Address, Address Line One	125 Summer Street
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
City Area Code	617
Local Phone Number	213-1788
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Series A common stock, par value $0.001 per share
Trading Symbol	KVYO
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001835830